Discontinued Operations/non-current Assets Held for Sale - Summary of Consolidated Statements of Cash Flows and its Net Impacts, Expressed in "Discontinued Operations/non-current Assets Held for Sale" (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations/Non-current assets held for sale:
Cash flows from (used in) operating activities	€ 130	€ 810
Cash flows from (used in) investing activities	(117)	(1,058)
Cash flows from (used in) financing activities	(58)	229
Total	€ (45)	€ (19)